Cover	Nov. 10, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 10, 2025
Entity File Number	1-6961
Entity Registrant Name	TEGNA INC.
Entity Central Index Key	0000039899
Entity Tax Identification Number	16-0442930
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	8350 Broad Street
Entity Address, Address Line Two	Suite 2000
Entity Address, City or Town	Tysons
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	22102-5151
City Area Code	703
Local Phone Number	873-6600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	TGNA
Security Exchange Name	NYSE
Entity Emerging Growth Company	false